Operating Lease Obligations (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Lease Obligations [Abstract]
Operating Leases, Rent Expense, Net	$ 114	$ 108	$ 116